Related Party (Details) - Schedule of Other Receivables Related Parties - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Alessandro Aleotti [Member]
Other receivables – related parties
Other receivables – related parties		€ 333
Marco Sala [Member]
Other receivables – related parties
Other receivables – related parties		333
Sergio Carlo Scalpelli [Member]
Other receivables – related parties
Other receivables – related parties		333
Deposits and prepayments – related parties
Deposits and prepayments – related parties		22,020
Trade payables – related parties
Trade and other payables – related parties		4,146
Loan from a shareholder
Loan from a shareholder
Christian Rocca [Member]
Other receivables – related parties
Other receivables – related parties		334
Stefano Locatelli [Member]
Other receivables – related parties
Other receivables – related parties
Deposits and prepayments – related parties
Deposits and prepayments – related parties		35,868
Trade payables – related parties
Trade and other payables – related parties		9,867
Brera Calcio AS [Member]
Other receivables – related parties
Other receivables – related parties		3,076
Max Srl [Member]
Deposits and prepayments – related parties
Deposits and prepayments – related parties		38,856
Trade payables – related parties
Trade and other payables – related parties		19,666
Francesca Duva [Member]
Trade payables – related parties
Trade and other payables – related parties		€ 3,090